Financial risk management	12 Months Ended
Dec. 31, 2023
Financial risk management
Financial risk management

29.   Financial risk management

Ferroglobe operates in an international and cyclical industry which exposes it to a variety of financial risks such as currency risk, liquidity risk, interest rate risk, credit risk and risks relating to the price of finished goods, raw materials and power.

The Company’s management model aims to minimize the potential adverse impact of such risks upon the Company’s financial performance. Risk is managed by the Company’s executive management, supported by the Risk Management, Treasury and Finance functions. The risk management process includes identifying and evaluating financial risks in conjunction with the Company’s operations and quantifying them by project, region and subsidiary. Management provides written policies for global risk management, as well as for specific areas such as foreign currency risk, credit risk, interest rate risk, liquidity risk, the use of hedging instruments and derivatives, and investment of surplus liquidity.

The financial risks to which the Company is exposed in carrying out its business activities are as follows:

a) Market risk

Market risk is the risk that the Company’s future cash flows or the fair value of its financial instruments will fluctuate because of changes in market prices. The primary market risks to which the Company is exposed comprise foreign currency risk, interest rate risk and risks related to power.

Foreign currency risk

Ferroglobe generates sales revenue and incurs operating costs in various currencies. The prices of finished goods are to a large extent determined in international markets, primarily in USD and Euros. Foreign currency risk is partly mitigated by the generation of sales revenue, the purchase of raw materials and other operating costs being denominated in the same currencies. Although it has done so on occasions in the past, and may decide to do so in the future, the Company does not generally enter into foreign currency derivatives in relation to its operating cash flows. As of December 31, 2023 and December 31, 2022, the Company was not party to any foreign currency forward contracts.

In July 2021, the Company completed a restructuring of its $350,000 thousand of senior unsecured Notes due 2022. This included the issue of additionally $60,000 thousand (which were fully repaid in June 2022) of super senior secured Notes due 2025 (see Note 18) and the repayment of certain existing indebtedness denominated in a number of currencies across its subsidiaries. The Company is exposed to foreign exchange risk as the interest and principal of the Notes is payable in USD, whereas its operations principally generate a combination of USD and Euro cash flows. As of December 31, 2023 the debt balance related to the Reinstated Notes was $154,780 thousand, which has been fully repaid in February 2024.

During the year ended December 31, 2023 and 2022 the Company did not enter into any cross currency swaps.

Foreign currency sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, accounts payable and inventories that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against EUR, CAD and ZAR at December 31, 2023, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $16,502 thousand ($62,764 thousand in 2022).

Interest rate risk

Ferroglobe is exposed to interest rate risk in respect of its financial liabilities that bear interest at floating rates. These primarily comprise credit facilities (see Note 16) and lease commitments (see Note 17).

During the years ended December 31, 2023 and 2022, the Company did not enter into any interest rate derivatives in relation to its interest bearing credit facilities.

Interest Rate Sensitivity analysis

At December 31, 2023, an increase of 1% in interest rates would have given rise to additional borrowing costs of $604 thousand (2022: $812 thousand).

Power risk

Power generally constitutes one of the larger expenses for most of Ferroglobe’s products. Ferroglobe focuses on minimizing energy prices and unit consumption throughout its operations by concentrating its silicon and manganese-based alloy production during periods when energy prices are lower. In 2023, Ferroglobe’s total power consumption was 5,834 gigawatt-hours (6,431 in 2022), with power contracts that vary across its operations.

In 2023, Ferroglobe has engaged discussions with energy companies to secure Purchasing Power Agreements (“PPAs”) based on Solar and wind generation. Two wind PPAs were signed in 2023 with a total volume of 130 GWh at a fixed price between 77 and 50 EUR/MWh.

Certain of the Company’s subsidiaries have their power needs covered by a three-year agreement ending in 2025. Regulation enacted in 2015 enables French subsidiaries of the Company to benefit from reduced transmission tariffs, interruptibility compensation (an agreement whereby the companies agree to interrupt production in response to surges in demand across the French electricity grid), as well as receiving compensation for indirect carbon dioxide costs under the EU Emission Trading System (ETS) regulation.

Power Risk Sensitivity analysis

At December 31, 2023 a 10% change in total power consumption would yield a $22,333 thousand increase or (decrease) in our energy expenditures and resulting opposite impact to net profit before tax.

b) Credit risk

Credit risk refers to the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss. The Company’s main credit risk exposure related to financial assets is set out in Note 9 and includes trade and other receivables and other financial assets.

Trade and other receivables consist of a large number of customers, spread across diverse industries and geographical areas. The Company has established policies, procedures and controls relating to customer credit risk management. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, the Company insures its trade receivables with reputable credit insurance companies.

Since October 2020, the Company entered into a factoring program where the receivables of some of the Company’s French and Spanish entities are prefinanced by a factor (see Note 9 and 16). In February 2022, Ferroglobe Spain Metals (formerly Grupo FerroAtlántica, S.A.U) signed an additional factoring agreement with Bankinter.

c) Liquidity risk

The purpose of the Company’s liquidity and financing policy is to ensure that the Company keeps sufficient funds available to meet its financial obligations as they fall due. Changes in financial assets and liabilities are monitored on an ongoing basis.

As of December 31, 2023 and 2022, Ferroglobe had restricted cash and cash and cash equivalents of $137,649 thousand  and $322,943 thousand, respectively. As of December 31, 2023, the Company’s total outstanding debt is $310,998 thousand, consisting of $61,535 thousand in short-term, including the current portion of long-term debt and $249,463 in long-term debt.

The Company’s main sources of financing are as follows:

●	In 2021, the Company exchanged 98.6% of its 350 million 9.375% senior unsecured notes due in March 2022 (“Old Notes") for total consideration of $1,000 of principal amount, which is comprised of (i) $1,000 aggregate principal amount of the new 9.375% senior secured notes due in 2025 (the “Reinstated Senior Notes”) plus (ii) cash amount to $51.6 million, which the Company’s Parent applied as cash consideration for a subscription of new ordinary shares of the Company.

The Company issued $60.0 million in new 9% senior secured notes due in 2025 (“Super Senior Notes”). In July 2022, the Super Senior Notes were redeemed at 100% of the principal amount thereof plus accrued interest.

In July 2023, the Company via its subsidiary issuers of the 9.375% Senior Secured Notes due 2025 (the “Notes”) partially redeemed such Notes at 102.34375% of the principal amount plus accrued interest. The issuers elected to redeem an aggregate principal amount of $150.0 million of the Notes plus accrued and unpaid interest of $14.0 million.

●	In 2016, a Company subsidiary entered into a loan agreement with the Spanish Ministry of Industry, Tourism and Commerce (the “Ministry”) to borrow an aggregate principal amount of €44.9 million ($50.2 million) in connection with the industrial development projects relation to a silicon purification project at an annual interest rate of 3.6%. The Company is required to repay this loan in seven instalments commencing in 2023 and to be completed by 2030.

●	In October 2020, the Company signed a new factoring agreement with a financial institution for anticipating the collection of receivables of the Company’s European subsidiaries. During 2023, the factoring agreement provided upfront cash consideration of $431,274 thousand ($835,388 thousand in 2022). The Company has repaid $454,576 thousand ($863,192 thousand in 2022), showing at December 31, 2023, an on-balance sheet bank borrowing debt of $30,683 thousand (2022: $$56,157 thousand), see Note 9 and 16.
●	In June 2022, a Company subsidiary entered into a five-year, $100 million asset-based revolving credit facility (the “ABL Revolver”), with the Bank of Montreal as lender and agent. The maximum amount available under the ABL Revolver is subject to a borrowing base test comprising North American inventory and accounts receivable.
●	In 2020, a Company subsidiary entered into a loan agreement with BNP Paribas to borrow an aggregate principal amount, interest-free, of €4.5 million ($5.3 million), to finance Company’s activities in France. The French government guaranteed the loan in line with special measures taken in response to the COVID-19 pandemic. The loan is to be repaid by 2026. The Company is liable for a fee of 0.5% equal based on the total borrowed capital.
●	In 2020, a Company subsidiary entered into a loan agreement with Investissement Québec to borrow an aggregate principal amount, interest-free, of $7.0 million to finance its capital expenditures activities in Canada. The loan is to be repaid over a seven-year period, with payments deferred for the first three years from inception of the loan.
●	In March 2022, Ferroglobe Spain Metals (formerly Grupo FerroAtlántica) and Ferroglobe Corporate Services (formerly Grupo FerroAtlántica de Servicios) (together the “Beneficiaries”) and the Sociedad Estatal de Participaciones Industriales (“SEPI”), a Spanish state-owned industrial holding company affiliated with the Ministry of Finance and Administration, entered into a loan agreement of €34.5 million ($38.3 million). This loan is part of the SEPI fund intended to provide assistance to non-financial companies operating in strategically important sectors within Spain as a result of the COVID-19 pandemic.

Quantitative information

i.	Interest rate risk:

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2023
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 16)	15,865	30,683	46,548
Obligations under leases (Note 17)	—	28,387	28,387
Tolling agreement lease liability (Note 22)	37,863	—	37,863
Debt instruments (Note 18)	154,780	—	154,780
Other financial liabilities (Note 19)	57,218	20,224	77,442
	265,726	79,294	345,020

	2022
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 16)	16,857	60,976	77,833
Obligations under leases (Note 17)	—	21,871	21,871
Debt instruments (Note 18)	343,442	—	343,442
Other financial liabilities (Note 19)	80,388	18,273	98,661
	440,687	101,120	541,807

ii.	Liquidity risk:

The table below summarizes the Company’s financial liabilities to be settled by the Company based on their maturity as of December 31, 2023, based on contractual undiscounted payments. The table includes both interest and principal cash flows. The table below assumes that the principal will be paid at maturity date.

	2023
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	31,635	—	1,683	13,230	46,548
Leases	9,240	6,413	10,897	11,939	38,489
Debt instruments	19,692	168,705	—	—	188,397
Financial loans from government agencies	14,653	51,243	15,444	3,586	84,926
Payables to related parties	2,198	—	—	—	2,198
Payable to non-current asset suppliers	9,791	336	—	—	10,127
Contingent consideration	400	983	677	—	2,060
Tolling agreement liability	3,683	7,366	11,049	114,172	136,270
Trade and other payables	183,375	—	—	—	183,375
	274,667	235,045	39,750	142,927	692,389

	2022
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	62,059	—	2,544	13,230	77,833
Leases	8,928	7,349	6,888	—	23,166
Debt instruments	32,439	423,235	—	—	455,674
Financial loans from government agencies	61,796	4,336	41,239	2,792	110,163
Payables to related parties	1,790	—	—	—	1,790
Payable to non-current asset suppliers	4,149	183	—	—	4,332
Contingent consideration	1,945	3,930	1,257	—	7,132
Tolling agreement liability	3,555	7,110	10,665	113,759	135,089
Trade and other payables	219,666	—	—	—	219,666
	396,327	446,143	62,593	129,781	1,034,845

Additionally, as of December 31, 2023, the Company has long-term power purchase commitments amounting to $434,507 thousand ($526,841 thousand in 2022), which represents minimum charges that are enforceable and legally binding, and do not represent total anticipated purchase.

Debt instruments for the Reinstated Notes, and the Reindus and the SEPI loans classified as financial loans from government agencies have early redemption options.

Changes in liabilities arising from financing activities

The changes in liabilities arising from financing activities during the year ended December 31, 2023 and 2022 were as follows:

	January 1, 2023	Changes from financing cash flows	Effect of changes in foreign exchange rates	Interest expenses	Other changes	December 31, 2023
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 16)	77,833	(26,798)	1,716	2,568	(8,771)	46,548
Obligations under leases (Note 17)	21,871	(11,363)	403	1,715	15,761	28,387
Debt instruments (Note 18)	343,442	(209,245)	—	22,989	(2,406)	154,780
Financial loans from government agencies (Note 19)	98,661	(23,740)	2,565	4,847	(4,891)	77,442
Tolling agreement lease liability (Note 22)	36,665	(3,604)	1,318	3,484	—	37,863
Total liabilities from financing activities	578,472	(274,750)	6,002	35,603	(307)	345,020
Other amounts paid due to net financing activities		(7,397)
Net cash (used) in financing activities		(282,147)

	January 1, 2022	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Interest expenses	Other changes	December 31, 2022
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 16)	98,967	(24,529)	(5,991)	—	3,185	6,201	77,833
Obligations under leases (Note 17)	18,358	(11,590)	(750)	—	1,587	14,266	21,871
Debt instruments (Note 18)	440,297	(136,260)	—	190	34,404	4,811	343,442
Financial loans from government agencies (Note 19)	67,013	35,924	(5,289)	—	5,239	(4,226)	98,661
Total liabilities from financing activities	624,635	(136,455)	(12,030)	190	44,415	21,052	541,807
Other amounts paid due to net financing activities		(4,003)
Net cash (used) in financing activities		(140,458)